ALLIANCE STRATEGIC BALANCED FUND

ANNUAL REPORT
JULY 31, 1997

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                         ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

September 16, 1997

Dear Shareholder:

We are pleased to provide a summary of investment performance for Alliance Strategic Balanced Fund's fiscal year ended July 31, 1997.

In the table below, your Fund's performance is compared to that of the U.S. stock market, as represented by the S&P 500, and the U.S. bond market, as represented by the Lehman Brothers Government/Corporate Bond Index. As you can see, stocks dramatically outperformed bonds during the past year.


INVESTMENT RESULTS*
Total returns as of July 31, 1997
                                          6 MONTHS      12 MONTHS
                                          --------      ---------
ALLIANCE STRATEGIC BALANCED FUND
  Class A                                  10.74%         23.90%
  Class B                                  10.30          23.01
  Class C                                  10.30          23.01

S&P 500 STOCK INDEX                        22.54          52.11

LEHMAN BROTHERS GOVERNMENT/CORPORATE
  BOND INDEX                                5.76          10.79


* THE TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES.


MARKET ENVIRONMENT
Equity markets continued to produce extraordinary returns during the second half of your Fund's fiscal year. However, other indices did not fare as well. The Russell 2000, a broader index of U.S. equities, returned only 13.1% for the six months ended July 31, while international stocks, as measured by the Morgan Stanley Capital International Europe Asia Far East Index (MSCI EAFE,) produced returns of 17.3% during the same period. This divergence of performance measurements was largely due to outperformance of large capitalization stocks, a trend which developed over a year ago. As your Fund's fiscal year drew to a close, the gap between performance of large cap and small cap stocks narrowed slightly, and we expect the gap to narrow further due to the deceleration in relative earnings gains of large capitalization stocks. Fund performance was negatively impacted by the relative underperformance of small cap and international stocks in the portfolio.

Fixed income markets were impacted by extreme shifts in investor sentiment during the period. During the earlier part of the fiscal year, the Federal Reserve raised the Federal Funds rate by 25 basis points, signaling concern about rapid economic growth and the possibility of greater inflation. Not surprisingly, investors became wary of future hikes in interest rates. This produced negative returns for the bond market and for the fixed income portion of the portfolio for the first three months of 1997.

Early in the second quarter of 1997, newly released economic data suggested a sharp slowdown in the economy's rate of growth when compared with the torrid pace set in the prior period. Once again investors altered their views, resuming their expectations for non-inflationary economic growth and for corporate earnings gains that would continue to exceed forecasts.

MARKET OUTLOOK
Over the last 15 years, the U.S. equity market has produced historically high rates of return. A large part of these extraordinary returns can not simply be accounted for by higher corporate profits and lower inflation and interest rates, two of the more important valuation determinants. There are other, longer-term factors at work.

First, for the first time in 50 years, the Western developed nations no longer face a hostile enemy that could emerge as a significant political or military threat. Second, virtually all governments in the developed world are attempting to reduce fiscal deficits and are moving towards more liberalized markets. Third, inflation, which is probably the most debilitating factor for capital markets, remains extremely well-behaved this far into the current cycle of economic expansion. Indeed, inflation rates are now down to levels not seen in the developed world in the past 25 years. Stable inflation is due in large part to the globalization of production and to large advances in productivity. Fourth, the capital markets, especially the equity market, has enjoyed record inflows as the baby boom generation matures and acknowledges the need to invest for retirement. Lastly, a strong dollar and the demonstrated improvement in the competitiveness of U.S. industry have attracted foreign investors.


1



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

We expect these positive forces to persist. Nonetheless, we have some concerns about U.S. equity valuations. It is not clear how much further and longer the process of corporate restructuring and economic austerity can push equity prices upward. Employment gains are comparatively robust, there are signs of real wage gains, and consumer confidence stands at a 28-year high. Should those conditions cause an acceleration in the rate of growth in consumer spending, the Federal Reserve might adopt a more restrictive monetary policy. Such a stance would most likely prove disruptive to the current, high level of investor optimism. If stock prices continue their rapid ascent, a modest increase in the Fund's cash position, to cushion a correction, might be warranted.

Thank you for your interest and investment in the Alliance Strategic Balanced Fund. We look forward to reporting future investment results.

Sincerely,


John D. Carifa
Chairman and President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES              ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

Alliance Strategic Balanced Fund seeks a high long-term total return by investing in a combination of equity and debt securities. It invests principally in a diversified portfolio of dividend-paying common stocks and fixed-income securities, and also in equity-type securities such as warrants, preferred stocks and convertible debt instruments.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF JULY 31, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      23.90%         18.64%
Five Years                    10.78%          9.83%
Since Inception*              13.27%         12.55%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      23.01%         19.01%
Five Years                    10.00%         10.00%
Since Inception*              12.83%**       12.83%**

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      23.01%         22.01%
Since Inception*               9.67%          9.67%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/4/90, Class A; 10/23/87, Class B; 8/2/93, Class C.
**   Reflects conversion to Class A shares.


3



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

ALLIANCE STRATEGIC BALANCED FUND
GROWTH OF A $10,000 INVESTMENT
9/30/90* TO 7/31/97

$38,000
$34,000
$30,000
$26,000
$22,000
$18,000
$14,000
$10,000
$6,000

S&P 500: $37,526

STRATEGIC BALANCED FUND
CLASS A: $23,062

LEHMAN BROTHERS GOV'T/CORP. BOND INDEX: $18,276

9/30/90  7/31/91  7/31/92  7/31/93  7/31/94  7/31/95  7/31/96  7/31/97


This chart illustrates the total value of an assumed $10,000 investment in Alliance Strategic Balanced Fund Class A shares (from 9/30/90 to 7/31/97) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard &Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Lehman Brothers Government/Corporate Bond Index represents a combination of the Lehman Government Bond Index and the Lehman Corporate Bond Index and includes U.S. government treasury and agency securities, corporate bonds and yankee bonds.

When comparing Alliance Strategic Balanced Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.


Strategic Balanced Fund
S&P500
Lehman BrothersGov't/Corp. Bond Index


*    Month-end nearest to Fund's inception date of 9/4/90.


4



TEN LARGEST HOLDINGS
JULY 31, 1997                                  ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                               VALUE         NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                                $10,770,769         21.0%
Federal National Mortgage Association                3,465,475          6.7
Philip Morris Cos., Inc.                             1,128,125          2.2
Federal Home Loan Bank, 7.00%, 9/01/11                 951,787          1.8
St. George Bank, Ltd., 7.15%, 10/15/05                 870,868          1.7
Zurich Capital Trust I, 8.376%, 6/01/37                868,750          1.7
Caliber Systems, Inc., 7.80%, 8/01/06                  851,257          1.7
Ras Laffan Liquefied Natural Gas,
  7.628%, 9/15/06                                      843,244          1.6
Time Warner, Inc., 8.375%, 3/15/23                     767,438          1.5
Empresa Nacional de Electricidad , S.A.,
  7.875%, 2/01/27                                      752,046          1.5
                                                   $21,269,759         41.4%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED JULY 31, 1997
_______________________________________________________________________________

                                                        SHARES OR PRINCIPAL
                                                    ---------------------------
                                                                     HOLDINGS
PURCHASES                                              BOUGHT         7/31/97
-------------------------------------------------------------------------------
Caliber Systems, Inc., 7.80%, 8/01/06                 $800,000        $800,000
Empresa Nacional de Electricidad, S.A.,
  7.875%, 2/01/27                                     $700,000        $700,000
Halliburton Co.                                         13,000          14,000
Philip Morris Cos., Inc.                                21,950          25,000
Ras Laffan Liquefied Natural Gas,
  7.628%, 9/15/06                                     $800,000        $800,000
Schering-Plough Corp.                                   12,000          12,000
U.S. Treasury Note, 6.125%, 8/31/98                 $1,150,000      $1,150,000
U.S. Treasury Note, 6.25%, 4/30/01                  $3,200,000      $3,200,000
U.S. Treasury Note, 6.50%, 5/31/02                  $1,940,000      $1,940,000
Zurich Capital Trust I, 8.376%, 6/01/37               $800,000        $800,000


                                                                      HOLDINGS
SALES                                                   SOLD           7/31/97
-------------------------------------------------------------------------------
First Union Capital, 7.935%, 1/15/27                  $750,000           -0-
Ford Motor Credit Co., 6.125%, 1/09/06                $750,000           -0-
Government National Mortgage Association,
  7.50%, 5/15/26                                    $1,209,576           -0-
Government National Mortgage Association,
  8.00%, 1/15/27                                    $2,211,000           -0-
John Hancock Mutual Life Insurance Co.,
  7.375%, 2/15/24                                     $800,000           -0-
Leucadia Capital Trust I, 8.65%, 1/15/27              $500,000           -0-
Ras Laffan Liquefied Natural Gas, 8.294%, 3/15/14     $700,000           -0-
Republic of Croatia FRN, 6.50%, 7/31/97               $450,000           -0-
U.S. Treasury Note, 5.75%, 8/15/03                  $2,045,000           -0-
U.S. Treasury Note, 6.125%, 5/15/98                 $2,005,000           -0-


5



INDUSTRY DIVERSIFICATION
JULY 31, 1997                                  ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                                                    PERCENT OF
                                                U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
Aerospace & Defense                              $    32,822            0.1%
Basic Industries                                     488,239            0.9
Capital Goods                                      1,677,480            3.3
Consumer Manufacturing                             1,621,411            3.2
Consumer Services                                  3,326,373            6.5
Consumer Staples                                   3,563,023            6.9
Energy                                             3,076,708            6.0
Finance                                            4,625,669            9.0
Healthcare                                         3,268,702            6.4
Multi Industry                                     1,046,070            2.0
Technology                                         5,764,309           11.2
Transportation                                       385,035            0.7
Utilities                                            734,336            1.4
U.S. Government & Agencies                        15,809,247           30.8
Corporate Debt Obligations                         2,910,057            5.7
Yankee Bonds                                       3,622,004            7.0
Total Investments*                                51,951,485          101.1
Cash and receivables, net of liabilities            (557,444)          (1.1)
Net Assets                                       $51,394,041          100.0%


*    Excludes short-term obligations.


6



PORTFOLIO OF INVESTMENTS
JULY 31, 1997                                  ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-57.6%
UNITED STATES INVESTMENTS-39.1%
TECHNOLOGY-9.2%
AEROSPACE & DEFENSE-0.3%
United Technologies Corp.                         2,000     $    169,125

COMMUNICATIONS EQUIPMENT-1.3%
Lucent Technologies, Inc.                         6,000          509,625
Tellabs, Inc. (a)                                 2,800          167,650
                                                             ------------
                                                                 677,275

COMPUTER HARDWARE-0.8%
COMPAQ Computer Corp. (a)                         7,525          429,866

COMPUTER NETWORKING  SOFTWARE-1.1%
Cisco Systems, Inc. (a)                           7,000          556,937

COMPUTER SOFTWARE & SERVICES-1.7%
First Data Corp.                                  3,758          163,943
Microsoft Corp. (a)                               1,700          240,550
Netscape Communications Corp. (a)                 1,600           58,700
Oracle Systems Corp. (a)                          7,550          411,003
                                                             ------------
                                                                 874,196

SEMI-CONDUCTORS & RELATED-2.3%
Altera Corp. (a)                                  6,084          367,321
Applied Materials, Inc. (a)                       2,000          183,750
Intel Corp.                                       6,610          606,881
                                                             ------------
                                                               1,157,952

TELECOMMUNICATIONS-1.0%
Cox Communications, Inc. Cl.A (a)                20,000          506,250

TELEPHONE UTILITY-0.7%
WorldCom, Inc. (a)                               10,000          349,375
                                                             ------------
                                                               4,720,976

FINANCE-6.2%
BANKING-MONEY CENTERS-1.1%
Chase Manhattan Corp. (a)                         5,000          567,813

BROKERAGE & MONEY MANAGEMENT-1.4%
Merrill Lynch & Co., Inc.                         4,600          324,012
Morgan Stanley, Dean Witter, Discover & Co.       7,900          413,269
                                                             ------------
                                                                 737,281

INSURANCE-1.9%
American International Group, Inc.                4,500          479,250
Travelers Group, Inc.                             7,001          503,634
                                                             ------------
                                                                 982,884

MISCELLANEOUS-1.8%
American Express Co.                              5,000          418,750
MBNA Corp.                                       11,040          496,800
                                                             ------------
                                                                 915,550
                                                             ------------
                                                               3,203,528

CONSUMER STAPLES-5.7%
COSMETICS-0.5%
Gillette Co.                                      2,380          235,620

FOOD-1.7%
Campbell Soup Co. (a)                             8,900          461,687
Coca-Cola Co.                                     6,000          415,500
                                                             ------------
                                                                 877,187

HOUSEHOLD PRODUCTS-0.7%
Colgate-Palmolive Co.                             5,000          378,750

RETAIL-FOOD-0.6%
Kroger Co. (a)                                   10,000          295,625

TOBACCO-2.2%
Philip Morris Cos., Inc.                         25,000        1,128,125
                                                             ------------
                                                               2,915,307

HEALTH CARE-4.9%
BIOTECHNOLOGY-0.4%
Centocor, Inc. (a)                                5,113          196,851


7



PORTFOLIO OF INVESTMENTS (CONTINUED)           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
DRUGS-3.3%
Merck & Co., Inc.                                 7,000     $    727,562
Pfizer, Inc.                                      5,000          298,125
Schering-Plough Corp.                            12,000          654,750
                                                             ------------
                                                               1,680,437

MEDICAL PRODUCTS-1.2%
Boston Scientific Corp. (a)                       5,000          358,750
Medtronic, Inc.                                   3,000          261,750
                                                             ------------
                                                                 620,500
                                                             ------------
                                                               2,497,788

ENERGY-4.6%
DOMESTIC PRODUCTS-0.2%
Apache Corp.                                      3,600          126,900

INTERNATIONAL-1.2%
Texaco, Inc.                                      5,500          638,344

OIL SERVICE-3.2%
BJ Services Co. (a)                               3,800          247,000
Halliburton Co.                                  14,000          644,000
Noble Drilling Corp. (a)                          6,000          168,375
Schlumberger Ltd.                                 1,500          114,563
Transocean Offshore, Inc.                         5,500          449,281
                                                             ------------
                                                               1,623,219
                                                             ------------
                                                               2,388,463

CONSUMER SERVICES-3.9%
BROADCASTING & CABLE-0.5%
Tele-Communications, Inc.-
  Liberty Media Cl.A (a)                          9,000          230,063

ENTERTAINMENT & LEISURE-0.9%
Walt Disney Co.                                   6,000          484,875

RETAILING-GENERAL-2.5%
Dayton Hudson Corp.                               4,600          297,275
Federated Department Stores, Inc. (a)            12,000          525,750
Sears, Roebuck & Co.                              7,000          443,187
                                                             ------------
                                                               1,266,212
                                                             ------------
                                                               1,981,150

CAPITAL GOODS-2.1%
ELECTRICAL EQUIPMENT-1.0%
General Electric Co.                              7,000          491,313

MACHINERY-0.6%
Allied-Signal, Inc.                               3,600          332,100

POLLUTION CONTROL-0.5%
USA Waste Services, Inc. (a)                      6,900          278,156
                                                             ------------
                                                               1,101,569

CONSUMER MANUFACTURING-1.5%
APPLIANCES-0.6%
Sunbeam Corp.                                     8,000          313,000

AUTO & RELATED-0.9%
Ford Motor Co.                                   11,000          449,625
                                                             ------------
                                                                 762,625

TRANSPORTATION-0.7%
RAILROAD-0.7%
Union Pacific Corp.                               4,800          344,100

MULTI INDUSTRY-0.3%
U.S. Industries, Inc. (a)                         4,000          161,250
Total United States Investments
  (cost $14,890,986)                                          20,076,756

FOREIGN INVESTMENTS-18.5%
AUSTRALIA-0.1%
Woolworths, Ltd.                                 17,326           54,102

BELGIUM-0.1%
Barco N.V.                                          221           46,236

BRAZIL-0.3%
Telecomunicacoes Brasileras S.A. (ADR)            1,200          178,050

CANADA-0.2%
Gulf Canada Resources, Ltd. (a)                  12,100           93,775


8



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
DENMARK-0.4%
Den Danske Bank                                   2,000     $    210,928

FINLAND-1.0%
Huhtamaki OY                                        600           27,063
Nokia AB OY Corp. Ser A                           5,000          431,489
Orion-Yhtymae OY Cl.B                               750           27,144
Rautaruukki OY                                    2,128           21,867
                                                             ------------
                                                                 507,563

FRANCE-1.2%
Banque National de Paris                             11              523
Compagnie Francaise d'Etudes et de
  Construction Technip (b)                          375           47,250
Compagnie Generale des Eaux (b)                     437           55,132
  warrants expiring 5/02/01 (a)                     437              260
Legrand S.A. (b)                                    125           25,156
Legris Industries S.A. (b)                          544           23,666
Promodes (b)                                         90           36,079
Societe Centrale des Assurances
  Generales de France (b)                         1,228           44,024
Societe Generale (b)                              1,024          134,964
Total, S.A. Cl.B (b)                              1,200          120,264
Unibail, S.A. (b)                                   969           88,214
Usinor Sacilor (b)                                1,900           37,808
                                                             ------------
                                                                 613,340

GERMANY-1.0%
Adidas A.G.                                       1,000          117,283
Bayer AG                                          1,310           55,054
Continental A.G.                                  2,000           51,257
Henkel KGAA                                         130            7,235
Hornbach Holding A.G.                             2,000          144,432
Merck KG                                            975           39,758
Schmalbach Lubeca A.G.                              240           48,933
Veba A.G.                                           650           37,729
                                                             ------------
                                                                 501,681

HONG KONG-0.8%
Cheung Kong                                       5,000           55,538
Citic Pacific, Ltd.                               7,000           44,391
Dao Heng Bank Group, Ltd.                        14,000           85,347
Dickson Concepts International, Ltd.              5,000           17,436
Hong Kong Electric Holdings, Ltd.                 5,000           20,407
Peregrine Investments Holdings, Ltd.             14,000           30,920
Swire Pacific                                    12,000          113,917
Wing Hang Bank, Ltd                               5,000           29,900
                                                             ------------
                                                                 397,856

INDIA-0.0%
Videsh Sanchar Nigam, Ltd. (a)(c)                   500            8,825

INDONESIA-0.2%
BDNI Bank Dagang Nas                             38,000           17,801
PT Indostat (ADR)                                 2,000           62,250
PT Tempo Scan Pacific                             7,000           14,188
                                                             ------------
                                                                  94,239

IRELAND-0.2%
Allied Irish Banks                               10,000           92,219
Smurfit (Jefferson) Group Plc                     6,000           18,214
                                                             ------------
                                                                 110,433

ITALY-0.6%
Credito Italiano                                 50,000           99,356
Ente Nazionale Idrocarburi                        5,000           29,180
IMI LNV                                           6,000           57,777
Parmalat Finanziaria S.p.A.                      16,000           22,265
Telecom Italia S.p.A. (a)                        13,885           88,106
                                                             ------------
                                                                 296,684


9



PORTFOLIO OF INVESTMENTS (CONTINUED)           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
JAPAN-4.9%
77th Bank                                         4,000     $     38,868
Canon, Inc.                                       6,000          191,635
Credit Saison Co., Ltd.                           3,000           92,269
Daikin Industries, Ltd.                           5,000           46,472
Daito Trust Construction Co., Ltd.                4,000           42,924
DDI Corp.                                             6           41,268
Fuji Photo Film, Co. (ORD)                        2,000           84,157
Fujitec Co., Ltd.                                 4,000           50,697
Hirose Electric Co.                               1,000           81,284
Hitachi Chemical Co., Ltd.                        6,000           53,739
Honda Motor Co.                                   8,000          267,681
Hoya Corp.                                        1,000           50,697
Japan Tobacco, Inc.                                   5           38,826
Kokuyo                                            2,000           47,824
Kuraray Co., Ltd.                                 3,000           28,897
Mabuchi Motor Co.                                   500           31,812
Makita Corp.                                      7,000          105,281
Mitsubishi Heavy Industries, Ltd.                 3,000           21,166
NGK Insulators, Ltd.                              3,000           32,446
Nintendo Corp., Ltd.                              1,000          101,394
Onward Kashiyama Co., Ltd.                        3,000           47,655
Rohm Co., Ltd.                                    1,000          130,968
Sankyo Co.                                        3,000          107,224
Sony Corp.                                        2,000          199,409
Sumitomo Electric Industries                     15,000          249,683
Taisho Pharmaceutical Co.                         2,000           52,218
Takeda Chemical Industries                        1,000           30,334
TDK Corp.                                         1,000           86,185
Yakult Honsha Co.                                 5,000           55,344
Yamaguchi Bank                                    2,000           29,066
Yamaha Motor Co., Ltd.                            4,000           47,993
Yamanouchi Pharmaceutical Co., Ltd.               2,000           54,077
                                                             ------------
                                                               2,539,493

KOREA-0.1%
SK Telecom Co., Ltd.                              6,180           71,070

MALAYSIA-0.2%
Berjaya Sports                                   10,000           47,393
Telekom Malaysia Bhd.                             4,500           16,550
UMW Holdings Bhd.                                 4,000           15,773
                                                             ------------
                                                                  79,716

NETHERLANDS-0.6%
AKZO Nobel N.V.                                   1,000          154,729
Hunter Douglas N.V.                                 608           28,240
Koninklijke Hoogovens N.V.                          600           36,319
Koninklijke KNP BT                                1,700           39,030
Stork N.V.                                          900           36,116
Vendex International N.V.                           506           26,065
                                                             ------------
                                                                 320,499

NORWAY-0.1%
Bergesen DY AS                                    1,600           40,935
Orkla ASA                                           270           19,505
                                                             ------------
                                                                  60,440

PHILIPPINES-0.0%
Philippine Long Distance                            400           13,153

RUSSIA-0.7%
Lukoil Holdings (ADR)(c)                          2,000          182,000
Tatneft (ADR)(a)(c)                               1,400          167,230
                                                             ------------
                                                                 349,230

SINGAPORE-0.0%
Overseas Chinese Bank                               480            4,829

SPAIN-0.2%
Tabacalera, S.A.                                    550           29,315
Telefonica de Espana                              1,800           48,201
                                                             ------------
                                                                  77,516

SWEDEN-0.6%
Ericsson LM Telecom                               4,000          180,198
Sparbanken Sverige AB                             5,000          109,648
                                                             ------------
                                                                 289,846


10



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
SWITZERLAND-2.2%
Baloise Holdings, Ltd.                               60     $    146,225
Ciba Specialty Chemicals A.G. (a)                   491           45,238
Nestle, S.A.                                        245          310,518
Novartis A.G.                                       250          400,733
Schindler Holding A.G.                               35           45,654
Zurich Versicherungs-gesellschaft                   500          203,421
                                                             ------------
                                                               1,151,789

UNITED KINGDOM-2.8%
Anglian Water Plc                                 4,500           59,183
BAA Plc                                          20,000          188,375
Bass Plc                                          6,000           82,111
BG Plc                                            6,000           24,515
Boots Co. Plc                                     2,300           29,174
BPB Plc                                          15,000           82,947
British Aerospace Plc                             1,500           32,822
British Petroleum Co. Plc                         7,000           95,796
BTR Plc                                           9,000           27,986
Cable & Wireless Plc                              3,500           35,263
Compass Group Plc                                15,000          150,881
Granada Group Plc                                 3,300           45,486
Guinness Plc                                      2,000           19,198
IMI Plc                                           4,000           22,546
Kingfisher Plc                                    2,500           29,536
Ladbroke Group Plc                               25,000          101,325
PowerGen Plc                                      3,400           40,727
Reed International                                7,000           70,296
Scottish Power Plc                                8,500           60,114
Tomkins Plc                                      30,000          151,619
United Assurance Group Plc                        4,000           27,961
United News Media Plc                             3,061           35,335
Whitbread Plc                                     3,500           48,932
                                                             ------------
                                                               1,462,128

Total Foreign Investments
  (cost $8,589,550)                                            9,533,421
Total Common Stocks & Other Investments
  (cost $23,480,536)                                          29,610,177



                                                PRINCIPAL
                                                 AMOUNT
COMPANY                                           (000)     U.S. $ VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES-30.8%
Federal Home Loan Bank
  7.00%, 9/01/11                                  $ 940     $    951,787
Federal National Mortgage Association
  6.00%, 4/01/11                                    362          356,135
  6.50%, 5/01/11                                    605          602,699
  6.50%, 6/01/11                                    677          675,119
  6.50%, 9/01/11                                    423          421,369
  7.00%, 5/01/26                                    966          966,246
  7.00%, 5/01/27                                    445          443,907
U.S. Treasury Bond
  6.625%, 2/15/27                                   595          621,216
U.S. Treasury Notes
  6.125%, 8/31/98                                 1,150        1,156,106
  6.25%, 4/30/01                                  3,200        3,244,000
  6.375%, 5/15/99                                 4,000        4,043,760
  6.50%, 5/31/02                                  1,940        1,987,278
  6.625%, 5/15/07                                   325          339,625
Total U.S. Government & Agencies
  (cost $15,532,853)                                          15,809,247

CORPORATE DEBT OBLIGATIONS-5.7%
FINANCIAL-2.5%
Ford Motor Credit Co.
  7.50%, 8/01/26                                    400          422,612
Zurich Capital Trust I (c)
  8.376%, 6/01/37                                   800          868,750
                                                             ------------
                                                               1,291,362

INDUSTRIAL-3.2%
Caliber Systems, Inc.
  7.80%, 8/01/06                                    800          851,257
Time Warner, Inc.
  8.375%, 3/15/23                                   700          767,438
                                                             ------------
                                                               1,618,695

Total Corporate Debt Obligations
  (cost $2,750,456)                                            2,910,057


11



PORTFOLIO OF INVESTMENTS (CONTINUED)           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                               PRINCIPAL
                                                 AMOUNT
COMPANY                                           (000)     U.S. $ VALUE
-------------------------------------------------------------------------
YANKEE BONDS-7.0%
Deutsche Bank Financial, Inc.
  6.70%, 12/13/06                                $  700     $    708,589
Empresa Nacional de Electricidad, S.A.
  7.875%, 2/01/27                                   700          752,046
Quebec Province Canada
  7.50%, 7/15/23                                    425          447,257
Ras Laffan Liquefied Natural Gas (c)
  7.628%, 9/15/06                                   800          843,244
St. George Bank, Ltd. (c)
  7.15%, 10/15/05                                   850          870,868
Total Yankee Bonds
  (cost $3,480,824)                                            3,622,004

SHORT-TERM DEBT SECURITY-2.7%
Federal Home Loan Mortgage Association
  5.75%, 8/01/97
  (amortized cost $1,400,000)                     1,400        1,400,000

TOTAL INVESTMENTS -103.8%
  (cost $46,644,669)                                          53,351,485
Other assets less liabilities-(3.8%)                          (1,957,444)

NET ASSETS-100%                                             $ 51,394,041


(a)  Non-income producing security.

(b) Securities with an aggregate market value of $612,557 have been segregated to collateralize forward exchange currency contracts.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified institutional buyers. At July 31, 1997, these securities amounted to $2,940,917 representing 5.7% of net assets.

     Glossary of Terms:
     ADR - American Depository Receipt.
     ORD - Ordinary.


12



STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997                                  ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $46,644,669)          $ 53,351,485
  Cash, at value (cost $121,649)                                       121,700
  Receivable for investment securities sold                          1,012,194
  Interest and dividends receivable                                    375,200
  Receivable for shares of beneficial interest sold                    193,286
  Unrealized appreciation of forward exchange
    currency contracts                                                  22,126
  Foreign taxes receivable                                              10,167
  Total assets                                                      55,086,158

LIABILITIES
  Payable for investment securities purchased                        3,180,990
  Payable for shares of beneficial interest redeemed                   241,389
  Distribution fee payable                                              31,127
  Advisory fee payable                                                   5,135
  Accrued expenses                                                     233,476
  Total liabilities                                                  3,692,117

NET ASSETS                                                        $ 51,394,041

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                           $         29
  Additional paid-in capital                                        42,068,928
  Undistributed net investment income                                  509,629
  Accumulated net realized gain on investments and foreign
    currency transactions                                            2,111,261
  Net unrealized appreciation on investments and foreign
    currency denominated assets and liabilities                      6,704,194
                                                                  $ 51,394,041

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($20,312,457/1,026,612 shares of beneficial interest
    issued and outstanding)                                             $19.79
  Sales charge--4.25% of public offering price                             .88
  Maximum offering price                                                $20.67

  CLASS B SHARES
  Net asset value and offering price per share
    ($28,037,005/1,689,904 shares of beneficial interest
    issued and outstanding)                                             $16.59

  CLASS C SHARES
  Net asset value and offering price per share
    ($3,044,529/183,512 shares of beneficial interest
    issued and outstanding)                                             $16.59

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($50/2.526 shares of beneficial interest issued
    and outstanding)                                                    $19.79


See notes to financial statements.


13



STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1997                       ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                        $  1,669,018
  Dividends (net of foreign of taxes
    withheld of $15,907)                               303,034     $ 1,972,052

EXPENSES
  Advisory fee                                         380,244
  Distribution fee - Class A                            57,280
  Distribution fee - Class B                           283,015
  Distribution fee - Class C                            33,039
  Custodian                                            174,945
  Transfer agency                                      118,994
  Audit and legal                                       82,303
  Registration                                          58,001
  Printing                                              37,233
  Trustees' fees                                        30,000
  Miscellaneous                                         18,564
  Total expenses                                     1,273,618
  Less: expenses waived and assumed
    by adviser (see note B)                           (334,820)
  Less: expense offset arrangement (see note B)         (7,546)
  Net expenses                                                         931,252
  Net investment income                                              1,040,800

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
  Net realized gain on investment transactions                       2,202,099
  Net realized loss on foreign currency transactions                   (54,935)
  Net change in unrealized depreciation of:
    Investments                                                      7,382,361
    Foreign currency denominated assets
    and liabilities                                                     12,844
  Net gain on investments and foreign
    currency transactions                                            9,542,369

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $10,583,169


See notes to financial statements.


14



STATEMENT OF CHANGES IN NET ASSETS             ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                                    YEAR ENDED     YEAR ENDED
                                                      JULY 31,       JULY 31,
                                                        1997           1996
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  1,040,800   $    645,462
  Net realized gain on investments and foreign
    currency transactions                             2,147,164      7,954,336
  Net change in unrealized appreciation
    (depreciation) of investments and foreign
    currency denominated assets and liabilities       7,395,205     (4,551,438)
  Net increase in net assets from operations         10,583,169      4,048,360

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                            (368,073)      (251,709)
    Class B                                            (450,279)      (425,006)
    Class C                                             (53,257)       (52,350)
  Net realized gain on investments
    Class A                                          (2,227,559)      (479,820)
    Class B                                          (3,959,058)    (1,296,269)
    Class C                                            (468,257)      (159,666)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease                                       (1,640,718)    (3,771,397)
  Total increase (decrease)                           1,415,968     (2,387,857)

NET ASSETS
  Beginning of year                                  49,978,073     52,365,930
  End of year (including undistributed net
    investment income of $564,564 and $395,373,
    respectively)                                  $ 51,394,041   $ 49,978,073


See notes to financial statements.


15



NOTES TO FINANCIAL STATEMENTS
JULY 31, 1997                                  ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Strategic Balanced Fund (the "Fund"), formerly Alliance Balanced Fund, a series of The Alliance Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as a diversified, open-end investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive votings rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last sale price or, if no sale occurred, at the mean of the bid and asked price at the regular close of that exchange. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Trustees. The Board of Trustees has further determined that the value of certain portfolio debt securities, other than temporary investments in short term securities, be determined by reference to valuations obtained from a pricing service. Restricted securities are valued at fair value as determined by the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry or region.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains from sales and maturities of securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of unrealized appreciation on investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts and amortizes premiums as adjustments to interest income.


16



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign exchange losses, resulted in a net increase in accumulated net realized gain on investments and foreign currency transactions and a corresponding decrease in undistributed net investment income. This reclassification had no affect on net assets.

6. INCOME AND EXPENSES
All income earned, and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Funds' Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .75% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.40%, 2.10%, 2.10% and 1.10% of average net assets, respectively, for the Class A, Class B, Class C and Advisor Class shares. Prior to August 2, 1993, the annual expense cap for Class B Shares was 2.15%. For the year ended July 31, 1997, such reimbursement amounted to $334,820.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Compensation under this agreement amounted to $71,092 for the year ended July 31, 1997.

In addition, for the year ended July 31, 1997, the Fund's expenses were reduced by $7,546 under an expense offset arrangement with Alliance Fund Services. Transfer Agency fees reported in the statement of operation exclude these credits.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $637 from the sales of Class A shares and $45,934 and $1,317 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the year ended July 31, 1997.

Brokerage commissions paid on investment transactions for the year ended July 31, 1997 amounted to $100,951, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.

Accrued expenses includes $66,369 owed to a Trustee and a former Trustee under the Trust's deferred compensation plan.


NOTE C: DISTRIBUTION PLANS
The Trust has adopted a Plan for each class of shares of the Fund, except the Advisor Class pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plan, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares.


17



NOTES TO FINANCIAL STATEMENTS (CONTINUED)      ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Funds to the Distributor with respect to the relevant class and
(ii) the Funds would not be obligated to pay the Distributor for any amounts expended by the Distributor not previously recovered by the Distributor from distribution services fees in respect of shares of such class or, in the case of Class B shares, recovered through deferred sales charges.

The Plans also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $40,977,433 and $44,378,007, respectively, for the year ended July 31, 1997. There were purchases of $40,238,803 and sales of $42,004,132 of U.S. government and government agency obligations for the year ended July 31, 1997.

At July 31, 1997, the cost of investments for federal income tax purposes was $46,673,357. Accordingly, gross unrealized appreciation of investments was $6,843,523 and gross unrealized depreciation of investments was $165,395 resulting in net unrealized appreciation of $6,678,128 excluding foreign currency.

The Fund incurred and elected to defer post October currency losses of $55,391 for the year ended July 31, 1997.

FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A foreign exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At July 31, 1997, the Fund had an outstanding forward exchange currency contract to sell foreign currency against the U.S. dollar, as follows:


                                CONTRACT    VALUE ON    U.S. $
                                 AMOUNT   ORIGINATION   CURRENT   UNREALIZED
                                  (000)       DATE       VALUE   APPRECIATION
                                --------  -----------  --------  ------------
FOREIGN CURRENCY SALE CONTRACT
French Franc, maturing 9/5/97     2,580     $438,859   $416,733     $22,126


18



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       JULY 31,       JULY 31,      JULY 31,        JULY 31,
                         1997           1996          1997            1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold               44,362       107,270    $    813,717    $  1,979,138
Shares issued in
  reinvestment of
  dividends and
  distributions          140,204        37,530       2,424,151         680,784
Shares converted
  from Class B           134,087       488,896       2,479,067       9,126,460
Shares redeemed         (283,790)     (251,216)     (5,240,141)     (4,690,077)
Net increase              34,863       382,480    $    476,794    $  7,096,305

CLASS B
Shares sold              249,874       328,916    $  3,910,285    $  5,260,317
Shares issued in
  reinvestment of
  dividends and
  distributions          271,011        98,905       3,946,629       1,547,870
Shares converted
  to Class A            (158,380)     (566,688)     (2,479,067)     (9,126,460)
Shares redeemed         (465,417)     (466,102)     (7,252,359)     (7,499,239)
Net decrease            (102,912)     (604,969)   $ (1,874,512)   $ (9,817,512)

CLASS C
Shares sold               54,856        59,772    $    860,802    $    956,171
Shares issued
  in reinvestment
  of dividends and
  distributions           28,201        11,410         410,610         178,564
Shares redeemed          (98,217)     (136,703)     (1,514,680)     (2,184,925)
Net decrease             (15,160)      (65,521)   $   (243,268)   $ (1,050,190)


                    OCT. 2, 1996(A)             OCT. 2, 1996(A)
                          TO                          TO
                     JULY 31, 1997               JULY 31, 1997
                    --------------              ---------------
ADVISOR CLASS
Shares sold                1,460                  $     26,057
Shares redeemed           (1,457)                      (25,789)
Net increase                   3                  $        268


(a)  Commencement of distribution.


19



FINANCIAL HIGHLIGHTS                           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                                                                     MAY 1,
                                                                                      1994
                                                      YEAR ENDED JULY 31,              TO         YEAR ENDED APRIL 30,
                                            -------------------------------------    JULY 31,   ------------------------
                                                1997           1996         1995      1994(A)        1994         1993
                                            ------------  ------------  ---------  -------------  ---------  -----------
Net asset value, beginning of period          $18.48         $17.98       $16.26      $16.46       $16.97       $17.06

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .47(c)         .35(c)       .34         .07          .16          .39
Net realized and unrealized gain (loss)
  on investment transactions                    3.56           1.08         1.64        (.27)         .74          .59
Net increase (decrease) in net asset
  value from operations                         4.03           1.43         1.98        (.20)         .90          .98

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.39)          (.32)        (.22)         -0-        (.24)        (.42)
Distributions from net realized gains          (2.33)          (.61)        (.04)         -0-       (1.17)        (.65)
Total dividends and distributions              (2.72)          (.93)        (.26)         -0-       (1.41)       (1.07)
Net asset value, end of period                $19.79         $18.48       $17.98      $16.26       $16.46       $16.97

TOTAL RETURN
Total investment return based on net
  asset value (d)                              23.90%          8.05%       12.40%      (1.22)%       5.06%        5.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $20,312        $18,329      $10,952      $9,640       $9,822       $8,637
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.41%(e)       1.40%        1.40%       1.40%(f)     1.40%        1.40%
  Expenses, before waivers/reimbursements       2.06%          1.76%        1.81%       1.94%(f)     1.70%        1.85%
  Net investment income (b)                     2.50%          1.78%        2.07%       1.63%(f)     1.67%        2.29%
Portfolio turnover rate                          170%           173%         172%         21%         139%          98%
Average commission rate (g)                   $.0395             --           --          --           --           --


See footnote summary on page 23.


20


                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS B
                                            ----------------------------------------------------------------------------
                                                                                      MAY 1,
                                                                                       1994
                                                       YEAR ENDED JULY 31,              TO         YEAR ENDED APRIL 30,
                                            -------------------------------------    JULY 31,   ------------------------
                                                1997           1996         1995       1994(A)        1994         1993
                                            ------------  ------------  ---------  -------------  ---------  -----------
Net asset value, beginning of period          $15.89         $15.56       $14.10      $14.30        $14.92       $15.51

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .28(c)         .16(c)       .22         .03           .06          .23
Net realized and unrealized gain (loss)
  on investment transactions                    3.02            .98         1.40        (.23)          .63          .53
Net increase (decrease) in net asset
  value from operations                         3.30           1.14         1.62        (.20)          .69          .76

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)          (.20)        (.12)         -0-         (.14)        (.25)
Distributions from net realized gain s         (2.33)          (.61)        (.04)         -0-        (1.17)       (1.10)
Total dividends and distributions              (2.60)          (.81)        (.16)         -0-        (1.31)       (1.35)
Net asset value, end of period                $16.59         $15.89       $15.56      $14.10        $14.30       $14.92

TOTAL RETURN
Total investment return based on net
  asset value (d)                              23.01%          7.41%       11.63%      (1.40)%        4.29%        4.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $28,037        $28,492      $37,301     $43,578       $43,616      $36,155
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.12%(e)       2.10%        2.10%       2.10%(f)      2.10%        2.15%
  Expenses, before waivers/reimbursements       2.76%          2.47%        2.49%       2.64%(f)      2.42%        2.56%
  Net investment income (b)                     1.78%           .99%        1.38%        .92%(f)       .93%        1.55%
Portfolio turnover rate                          170%           173%         172%         21%          139%          98%
Average commission rate (g)                   $.0395             --           --          --            --           --


See footnote summary on page 23.


21


FINANCIAL HIGHLIGHTS (CONTINUED)               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                                      MAY 1,     AUGUST 2,
                                                                                      1994        1993(H)
                                                       YEAR ENDED JULY 31,             TO           TO
                                            -------------------------------------    JULY 31,    APRIL 30,
                                                1997         1996         1995        1994(A)      1994
                                            ------------  -----------  ----------  ------------  ------------
Net asset value, beginning of period          $15.89        $15.57       $14.11      $14.31        $15.64

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .28(c)        .14(c)       .16         .03           .15
Net realized and unrealized gain (loss)
  on investment transactions                    3.02           .99         1.46        (.23)         (.17)
Net increase (decrease) in net asset
  value from operations                         3.30          1.13         1.62        (.20)         (.02)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)         (.20)        (.12)         -0-         (.14)
Distributions from net realized gains          (2.33)         (.61)        (.04)         -0-        (1.17)
Total dividends and distributions              (2.60)         (.81)        (.16)         -0-        (1.31)
Net asset value, end of period                $16.59        $15.89       $15.57      $14.11        $14.31

TOTAL RETURN
Total investment return based on net
  asset value (d)                              23.01%         7.34%       11.62%      (1.40)%         .45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $3,045        $3,157       $4,113      $4,317        $4,289
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.12%(e)      2.10%        2.10%       2.10%(f)      2.10%(f)
  Expenses, before waivers/reimbursements       2.76%         2.48%        2.50%       2.64%(f)      2.07%(f)
  Net investment income (b)                     1.78%          .99%        1.38%        .93%(f)       .69%(f)
Portfolio turnover rate                          170%          173%         172%         21%          139%
Average commission rate (g)                   $.0395            --           --          --            --


See footnote summary on page 23.


22



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                                               ADVISOR CLASS
                                                             ------------------
                                                             OCTOBER 2, 1996(H)
                                                                    TO
                                                               JULY 31, 1997
                                                             ------------------
Net asset value, beginning of period                                $19.49

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                                           .42
Net realized and unrealized loss on investment transactions           (.12)
Net increase in net asset value from operations                        .30
Net asset value, end of period                                      $19.79

TOTAL RETURN
Total investment return based on net
asset value (d)                                                       1.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                                              $50
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements (e)(f)                      1.10%
  Expenses, before waivers/reimbursements (f)                         2.35%
  Net investment income (b)(f)                                        3.40%
Portfolio turnover rate                                                170%
Average commission rate                                             $.0395


(a)  The Fund changed its fiscal year end from April 30 to July 31.

(b) Net of fees waived and expenses reimbursed by the Adviser.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment returns calculated for periods of less than one year are not annualized.

(e) Ratio reflects expenses grossed up for expense offset arrangement with the Transfer Agent. For the year ended July 31, 1997, the ratios of expenses net of waivers/reimbursements would have been 1.40%, 2.10%, 2.10% and 1.10% for Class A, B, C and Advisor Class shares, respectively.

(f)  Annualized.

(g) For fiscal year beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(h)  Commencement of distribution.


23



REPORT OF INDEPENDENT ACCOUNTANTS              ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF ALLIANCE STRATEGIC BALANCED FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Strategic Balanced Fund (one of the portfolios of The Alliance Portfolios, hereafter referred to as the "Fund") at July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
New York, New York
September 17, 1997


24



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
RICHARD W. COUPER (1)
WILLIAM H. FOULK, JR. (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, VICE PRESIDENT
KATHLEEN A. CORBET, VICE PRESIDENT
WAYNE D. LYSKI, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.


25



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


26



ALLIANCE STRATEGIC BALANCED FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ASBAR